Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating Loss Carryforwards	$ 23,974
Deferred Tax Assets, Valuation Allowance	328,060
Deferred Tax Assets, Operating Loss Carry forwards	23,974
Barkbox Inc [Member]
Operating Loss Carryforwards	112,300,000	$ 109,500,000
Deferred Tax Assets, Valuation Allowance	$ 36,621,000	30,887,000
Percentage of cumulative changes in ownership interest of significant stockholders	50.00%
Operating Loss Carry forwards, Valuation Allowance	$ 5,700,000	5,700,000
Deferred Tax Assets, Operating Loss Carry forwards	24,960,000	24,836,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0	$ 0
Barkbox Inc [Member] | Federal Country [Member] | Expiration Period 2031 [Member]
Operating Loss Carryforwards	$ 60,500,000	$ 51,600,000
Operating Loss Carry forwards, Expiration Period	2031 years	2031 years
Barkbox Inc [Member] | Federal Country [Member] | Expiration Period indefinitely [Member]
Operating Loss Carryforwards	$ 51,900,000	$ 57,900,000
Operating Loss Carry forwards, Expiration Period	0 years	0 years
Barkbox Inc [Member] | State and Local Jurisdiction [Member] | Expiration Period 2031 [Member]
Operating Loss Carryforwards	$ 41,100,000	$ 42,400,000
Operating Loss Carry forwards, Expiration Period	2031 years	2031 years